ORGANIZATION AND NATURE OF OPERATIONS (Details Narrative) - USD ($)							3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 02, 2021	Feb. 17, 2021	Jan. 22, 2021	May 16, 2019	Dec. 01, 2017	Jul. 19, 2017	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	May 31, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Target revenue							$ 937,002	$ 230,258	$ 1,319,388	$ 521,319	$ 1,009,949	$ 680,732
TRAQIQ Solutions Private Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest owned by member														100.00%
Warrants term														5 years
Number of warrants issued														1,329,272
MIMO Technologies PVT Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Note receivable written off		$ 258,736
Accounts receivable written off		123,778
Debenture written off		40,354
Cash payment to minority shareholders		$ 22,338
Share Exchange Agreement [Member] | Rohuma, LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership interest percentage	99.00%
Equity interest owned by member	1.00%
Share Exchange Agreement [Member] | MIMO Technologies PVT Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership interest percentage	99.00%
Warrants term		3 years
Number of warrants issued		1,367,539
Number of warrants earned		820,524
Remaining warrants expected to be earned		547,015
Warrants exercise price		$ 0.001
Amount of warrants outstanding		$ 1,640,447
Equity interest owned by member		1.00%
Share Exchange Agreement [Member] | MIMO Technologies PVT Ltd [Member] | Contingent Consideration [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amount of warrants outstanding		$ 656,179
Share Exchange Agreement [Member] | TRAQIQ Solutions Private Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest owned by member				100.00%
Warrants term				5 years
Number of warrants issued				1,329,272
Warrants to purchase common stock, value				$ 268
Target revenue				$ 1,100,000
Pre-tax profit percentage				25.00%
Share Exchange Agreement [Member] | TRAQIQ Solutions Private Limited [Member] | Immediately Upon Closing [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of warrants issued				100,771
Share Exchange Agreement [Member] | TRAQIQ Solutions Private Limited [Member] | One Year After The Date Of Closing [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of warrants issued				859,951									859,951
Share Exchange Agreement [Member] | TRAQIQ Solutions Private Limited [Member] | Two Years After The Date Of Closing [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of warrants issued				368,550
Share Exchange Agreement [Member] | Rohuma, LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest owned by member	1.00%
Number ofcommon stock issued			4,292,220
Share Exchange Agreement [Member] | Rohuma, LLC [Member] | Share-based Payment Arrangement, Tranche One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number ofcommon stock issued	2,562,277
Transaction value	$ 3,433,776
Shares issued, price per share	$ 0.80
Share Exchange Agreement [Member] | MIMO Technologies PVT Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest owned by member		1.00%
Share Exchange Agreement [Member] | MIMO Technologies PVT Ltd [Member] | Contingent Consideration [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amount of warrants outstanding		$ 656,179
Share Exchange Agreement [Member] | Additional Paid-in Capital [Member] | MIMO Technologies PVT Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amount of warrants outstanding		984,268
Share Exchange Agreement [Member] | Additional Paid-in Capital [Member] | MIMO Technologies PVT Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amount of warrants outstanding		$ 984,268
Share Exchange Agreement [Member] | OmniM2M and Ci2i [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership interest percentage						100.00%
Exchange shares of common stock						12,000,000
Share Exchange Agreement [Member] | OmniM2M and Ci2i [Member] | Pro Rata Basis [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number shares issued during period						12,000,000
Share Exchange Agreement [Member] | TransportIQ, Inc [Member] | Ajay Sikka [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Exchange of cancellation debt					$ 18,109